SUMMARY OF WARRANTS AND OUTSTANDING (Details) - $ / shares	Dec. 31, 2020	Mar. 12, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	80,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.04
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.175
Warrants Expiration Date	Feb. 19, 2021
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.175
Warrants Expiration Date	Mar. 16, 2021